RESTATEMENT AND RECLASSIFICATIONS - Reclassification Adjustments to Balance Sheet Items (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash	¥ 656,179	$ 102,969	¥ 299,109	¥ 165,508
Restricted cash	698	110	1,893	893
Prepayments and other current assets	136,665	21,444	96,452	67,761
Property and equipment, net	14,094	2,212	7,720	9,092
Intangible assets, net	¥ 48,397	$ 7,595	10,006	11,515
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash			2,544	1,390
Restricted cash				698
Prepayments and other current assets			(42,805)	(46,014)
Property and equipment, net			(8,696)	(8,812)
Intangible assets, net			7,983	8,072
Restatement Adjustments | Reclassification Adjustments to Balance Sheet Items
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash			2,544	1,218
Restricted cash			0	698
Prepayments and other current assets			(2,544)	(1,916)
Property and equipment, net			(8,558)	(8,812)
Intangible assets, net			¥ 8,558	¥ 8,812